Offerings	May 13, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 45,194,406.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,241.35
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock, par value $0.01 per share ("Common Stock"), of The LGL Group, Inc. (the "Registrant") being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable as a result of stock splits, stock dividends, or other distribution, recapitalization or similar events. (b)Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act and assumed an offering price of $6.91 per share (which represented the closing price of the Registrant's Common Stock on the NYSE American on May 12, 2026).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Subscription Rights to Purchase Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is payable with respect to the transferable subscription rights being offered hereby since such subscription rights are being registered in the same registration statement as the shares of the Registrant's Common Stock underlying such subscription rights.